CONVERTIBLE DEBENTURES AND WARRANTS	12 Months Ended
Jan. 31, 2013
Convertible Debt Disclosure [Abstract]
Convertible Debentures and Warrants

NOTE 11 - CONVERTIBLE DEBENTURES AND WARRANTS

On June 22, 2007 and June 28, 2007, the Company issued a series of convertible debentures. In connection with a failed merger attempt in 2007, the money was loaned to the proposed merger partner and warrants were issued in connection with the conversion of the loans into common stock. The 2007 warrants expired during the year ended January 31, 2013.

A summary of the status of 2007 warrants granted as of January 31, 2013 and 2012 is as follows:

		Average
		Exercise
Description	Shares	Price

Outstanding at January 31, 2012	1,190,000	$0.75
Expired	1,190,000	$0.75
Outstanding at January 31, 2013	-